Pledged Assets (Narrative) (Details) - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Pledged Assets [Abstract]
Loans pledged as collateral	$ 261,442,000	$ 224,561,000
Securities pledged as collateral	0	0
Maximum borrowing capacity with the Federal Home Loan Bank of Pittsburgh ("FHLB")	$ 187,818,000	$ 163,181,000